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                                          November 1, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

            RE:   Merrill Lynch Investment Managers Funds, Inc.
                  Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Securities Act File No. 333-343552, Investment Company Act No. 811-10053

Ladies and Gentlemen:


      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Investment Managers Funds, Inc. (the "Fund") hereby certifies that:

      (1) the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A: and

      (2) the text of Post-Effective Amendment No. 1 to the Fund's Registration Statements on Form N-1A was filed electronically with the Securities and Exchange Commission on October 25, 2001.

                                               Very truly yours,

                                 Merrill Lynch Investment Managers Funds, Inc.



                                          ---------------------------
                                             Phillip S. Gillespie
                                               Secretary of Fund